Income taxes - Income Taxes in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current tax expense		$ 3,949	$ 1,909
Deferred tax (recovery) expense		582	(1,142)
Total tax (benefit) expense	$ 6,024	$ 4,531	$ 767